Business Combination (Details) - Schedule of Acquisition was Accounted for a Business Combination (Parentheticals)	12 Months Ended
Dec. 31, 2023 shares
Schedule of Acquisition was Accounted for a Business Combination [Abstract]
Class A Common shares for Option Agreement	10,000
Class A Common shares	200,000
Class B Units	1,800,000
Preferred Units	1,500,000